Equity	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Equity

17.   Equity

17.1 Share capital

As of December 31, 2025, the total authorized share capital was US$ 50, divided into shares with par value of US$ 0.00005 each, of which:

•	500,000,000 shares are designated as Class A common shares;
•	250,000,000 shares are designated as Class B common shares (which may be converted into Class A common shares in the manner contemplated in the Parent Company’s bylaws); and
•	250,000,000 are yet undesignated and may be issued as common shares or shares with preferred, deferred or other special rights or restrictions.

The rollforward of share capital is as follows:

	Amount of	Number of common nominative shares
	share capital	Total	Class A	Class B
December 31, 2024	7	134,682,256	22,498,572	112,183,684
Share based compensation	-	(2,850)	(2,850)	-
Class B converted to class A	-	(100,000)	1,307,114	(1,407,114)
December 31, 2025	7	134,579,406	23,802,836	110,776,570

	Amount of	Number of common nominative shares
	share capital	Total	Class A	Class B
December 31, 2023	7	134,412,014	21,365,297	113,046,717
Share based compensation	-	270,242	270,242	-
Class B converted to class A	-	-	863,033	(863,033)
December 31, 2024	7	134,682,256	22,498,572	112,183,684

Share-based compensation includes issuances of Class A common shares to the settlement of equity-settled share-based awards granted to employees and directors.

17.2 Treasury share reserve

On December 19, 2024, the Board of Directors approved a share repurchase program, pursuant to which the Parent Company may repurchase up to five million of its outstanding class A common shares. On September 12, 2025, the Board of Directors approved a new share repurchase program, authorizing the repurchase of up to five million of its outstanding class A common shares up to December 31, 2026. The rollforward of the treasury share reserve is as follows:

	Number of shares	Average cost
December 31, 2024	914,218	(6,457)
Share buyback	6,442,897	(35,527)
Equity awards settled in treasury stock	(1,537,462)	11,327
Class B converted to class A	(100,000)	641
December 31, 2025	5,719,653	(30,016)

	Number of shares	Average cost
December 31, 2023	-	-
Share buyback	2,556,212	(14,098)
Equity awards settled in treasury stock	(1,641,994)	7,641
December 31, 2024	914,218	(6,457)